UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus New York Tax Exempt Money Market Fund
Statement of Investments
August 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments-- 100.0%	Amount ($)		Value ($)

Albany Industrial Development Agency, Civic Facility
Revenue (Renaissance Corp. of Albany Project)
2.60% (LOC; M&T Bank)	3,000,000	a	3,000,000
Allegany County Industrial Development Agency, Civic Facility
Revenue (Houghton College Project) 2.57%
(LOC; KeyBank)	4,900,000	a	4,900,000
Babylon Industrial Development Agency, IDR
(Lambro Industries Inc. Project)
2.39% (LOC; Bank of America)	760,000	a	760,000
Bethlehem Central School District, GO Notes 7.10%, 11/1/2005
(Insured; AMBAC)	250,000		251,899
Chautauqua County Industrial Development Agency,
Civic Facility Revenue
(United Cerebral Palsy Project)
2.57% (LOC; Key Bank)	1,135,000	a	1,135,000
Colonie Industrial Development Agency, IDR
(13 Green Mount Drive Project)
2.70% (LOC; HSBC Bank USA)	170,000	a	170,000
Commack Union Free School District, GO Notes, BAN
3.25%, 11/18/2005	6,225,000		6,232,702
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Marist College Civic Facility)
2.50% (LOC; The Bank of New York)	6,585,000	a	6,585,000
Erie County Industrial Development Agency,
Civic Facility Revenue:
(Community Services Disabled Project)
2.57% (LOC; Key Bank)	3,130,000	a	3,130,000
(DePaul Community Facilities Inc. Project)
2.44% (LOC; Key Bank)	1,465,000	a	1,465,000
(People Inc. Project)
2.57% (LOC; Key Bank)	2,700,000	a	2,700,000
(United Cerebral Palsy Association Project)
2.57% (LOC; Key Bank)	825,000	a	825,000
IDR
(Luminescent System Inc. Project)
2.70% (LOC; HSBC Bank USA)	4,695,000	a	4,695,000
School Facility Revenue
(City School District of the City of Buffalo Project)
2.51% (Insured; FSA and Liquidity Facility; Goldman Sachs)	4,000,000	a	4,000,000
Herkimer County Industrial Development Agency,
Civic Facility Revenue
(Templeton Foundation Project) 2.57% (LOC; Key Bank)	2,085,000	a	2,085,000
Lancaster Industrial Development Agency, IDR
(Lancaster Steel Service Project)
2.57% (LOC; M&T Bank)	1,125,000	a	1,125,000
Metropolitan Transportation Authority, Transit Revenue:
2%, 11/15/2005	100,000		99,969
CP:
2.75%, 11/4/2005 (LOC; ABN-AMRO)	3,600,000		3,600,000

2.60%, 11/8/2005 (LOC; ABN-AMRO)	7,000,000		7,000,000
2.70%, 11/8/2005 (LOC; ABN-AMRO)	7,500,000		7,500,000
Monroe County Industrial Development Agency, IDR:
(Axelrod Realty Partnership) 3%, 12/1/2005
(LOC; JPMorgan Chase Bank)	650,000		650,000
(National Development Council) 2%, 6/15/2006
(LOC; HSBC Bank USA)	650,000		650,000
(2883 Associates LP)
(LOC; HSBC Bank)	1,370,000	a	1,370,000
Nassau County, GO Notes:
4.625%, 9/1/2005 (Insured; FGIC)	470,000		470,000
General Improvement:
4.625%, 9/1/2005 (Insured; FGIC)	100,000		100,000
5.125%, 1/1/2006 (Insured; FSA)	200,000		201,878
Nassau County Interim Finance Authority, Sales Tax Revenue
4%, 11/15/2005	110,000		110,400
Nassau County Tobacco Settlement Corporation, Revenue
2.57% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
New Rochelle Industrial Development Agency, IDR
(Charles Sadek Import Co. Project)
2.65% (LOC; The Bank of New York)	5,500,000	a	5,500,000
New York City, GO Notes:
5%, 11/1/2005	145,000		145,663
5%, 11/1/2005	545,000		547,492
2.55% (Liquidity Facility; Dexia Credit Local)	2,470,000	a	2,470,000
2.55% (LOC; Merrill Lynch)	5,000,000	a	5,000,000
(Putters Program)
2.52%, (Insured; XLCA and Liquidity Facility
JPMorgan Chase Bank)	1,000,000	a	1,000,000
New York City Industrial Development Agency,
Civic Facility Revenue:
(2000 Jewish Community Center)
2.57% (LOC; M&T Bank)	4,900,000	a	4,900,000
(Abraham Joshua Heschel Project)
2.52% (LOC; Allied Irish Banks)	2,000,000	a	2,000,000
(Convent Sacred Heart School)
2.52% (LOC; Allied Irish Banks)	3,750,000	a	3,750,000
(Ethical Culture School Project)
2.47%, (Insured; XLCA and Liquidity Facility;
Dexia Credit Locale)	4,165,000	a	4,165,000
(Jewish Community Center of Manhattan)
2.57% (LOC; M&T Bank)	1,600,000	a	1,600,000
(Mercy College Project)
2.55% (LOC; KeyBank)	3,300,000	a	3,300,000
(Village Community School Project)
2.60% (LOC; M&T Bank)	1,260,000	a	1,260,000
IDR:
(Novelty Crystal Corp.)
2.65% (LOC; Commerce Bank)	3,800,000	a	3,800,000
(Swak Realty LLC Project)
2.50% (LOC; The Bank of New York)	1,010,000	a	1,010,000
New York City Transitional Finance Authority:
Income Tax Revenue
Refunding 5%, 11/1/2005	100,000		100,480
Revenue:

2%, 11/1/2005	275,000		274,977
2.28% (Liquidity Facility; Royal Bank of Canada)	10,000,000	a	10,000,000
New York Counties Tobacco Trust II, Tobacco Settlement Revenue
2.57% (Liquidity Facility; Merrill Lynch)	4,760,000	a	4,760,000
New York, GO Notes
3%, 3/15/2006	2,845,000		2,852,453
Refunding:
4.375%, 9/15/2005	100,000		100,079
5%, 10/1/2005	100,000		100,248
2.50%, 10/15/2005	3,000,000		3,000,911
New York State Dormitory Authority:
Health Care Facilities Revenue:
(Mount Sinai Health) 2.55% (Liquidity
Facility; Merrill Lynch)	2,100,000	a	2,100,000
(Presbyterian Hospital) 5.25%, 2/15/2006
(Insured; AMBAC)	895,000		905,345
Revenue (School District Financing Program)
4.50%, 10/1/2005 (Insured; MBIA)	100,000		100,215
New York State Housing Finance Agency, Revenue:
(Nursing Home and Health Care Project) 4.50%, 11/1/2005
(Insured; MBIA)	420,000		421,568
(Sea Park West Housing) 2.38% (Insured; FHLMC
and Liquidity Facility; FHLMC)	3,650,000	a	3,650,000
New York State Power Authority:
CP 2.55%, 9/13/2005 (Liquidity Facility;
Bank of New York, JPMorgan Chase Bank, Wachovia Bank)
Bank of Nova Scotia, State Street Bank and Trust and
Landesbank Baden-Wuerttemberg)	5,000,000		5,000,000
Revenue
4%, 11/15/2005	200,000		200,749
New York State Thruway Authority, Highway Tolls Revenue, BAN
2.25%, 10/6/2005	4,180,000		4,180,358
New York State Urban Development Corporation,
Income Tax Revenue (Personal Income Tax) 4.50%, 3/15/2006	200,000		202,097
Newburgh Industrial Development Agency,
MFHR 2.62% (Liquidity Facility; Merrill Lynch)	3,200,000	a	3,200,000
Northport-East Northport Union Free School District, GO Notes,
TAN 4%, 6/30/2006	2,850,000		2,877,173
Oswego County Industrial Development Agency,
Civic Facility Revenue
(Springside at Seneca Hill)
2.65% (LOC; M&T Bank)	2,885,000	a	2,885,000
Otsego County Industrial Development Agency,
Civic Facility Revenue:
(Saint. James Retirement Community)
2.49% (LOC; M&T Bank)	800,000	a	800,000
(Templeton Foundation Project)
2.57% (LOC; Key Bank)	3,810,000	a	3,810,000
Port Authority of New York and New Jersey,
Special Obligation Revenue (Versatile Structure Obligation):
2.37% (Liquidity Facility; Bank of Nova Scotia)	2,000,000	a	2,000,000
2.37% (Liquidity Facility; Landesbank
Hessen Thuringen Girozentrale)	3,000,000	a	3,000,000
Port Chester Industrial Development Agency, IDR
(40 Pearl Street LLC)

2.55% (LOC; The Bank of New York)	4,130,000	a	4,130,000
Poughkeepsie, GO Notes, BAN
3.25%, 9/15/2005	1,545,248		1,546,139
Queensbury Union Free School District, GO Notes
3%, 12/15/2005 (Insured; FSA)	546,281		547,518
Rensselaer County Industrial Development Agency:
Civic Facility Revenue (The Sage Colleges Project)
2.57% (LOC; M&T Bank)	2,580,000	a	2,580,000
Senior Housing Revenue (Brunswick Senior
Housing Project) 2.38% (LOC; FHLB)	4,670,000	a	4,670,000
Rockland County Industrial Development Agency,
IDR:
(Intercos America Inc. Project)
2.70% (LOC; HSBC Bank USA)	4,165,000	a	4,165,000
(Jawonio Inc. Project)
2.35% (LOC; The Bank of New York)	4,535,000	a	4,535,000
Sachem Central School District of Holbrook, GO Notes, TAN
3.75%, 6/22/2006	8,000,000		8,062,098
Seneca County Industrial Development Agency,
Civic Facility Revenue
(Kidspeace National Centers of New York Project)
2.57% (LOC; Key Bank)	1,885,000	a	1,885,000
Suffolk County Industrial Development Agency,
Civic Facility Revenue:
(Guide Dog Foundation Inc.)
2.50% (LOC; The Bank of New York)	3,605,000	a	3,605,000
(Hampton Day School Civic)
2.52% (LOC; JPMorgan Chase Bank)	2,895,000	a	2,895,000
IDR (Belmont Villas LLC Facility)
2.53% (Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	a	6,000,000
Syracuse Industrial Development Agency,
Civic Facility Revenue
(Community Development Properties-Larned Project)
2.62% (LOC; M&T Bank)	2,500,000	a	2,500,000
Tobacco Settlement Financing Corporation, Revenue
(Putters Program) 2.54% (Insured; AMBAC and
Liquidity Facility; JPMorgan Chase Bank)	8,160,000	a	8,160,000
Ulster County Industrial Development Agency, IDR
(Deluxe Packaging Corp. Project) 2.67%
(LOC; National Bank of Canada)	2,500,000	a	2,500,000
Westchester County Industrial Development Agency,
Civic Facility Revenue:
(Banksville Independent Fire Co.)
2.50% (LOC; The Bank of New York)	1,000,000	a	1,000,000
(Jacob Burns Film Center Project)
2.52% (LOC; The Bank of New York)	4,165,000	a	4,165,000
(Northern Westchester Hospital)
2.52% (LOC; Commerce Bank)	4,500,000	a	4,500,000
Refunding (Rye Country Day School Project)
2.40% (LOC; Allied Irish Banks)	4,800,000	a	4,800,000
(Westchester Arts Council)
2.52% (LOC; Wachovia Bank)	3,200,000	a	3,200,000
Westchester Tobacco Asset Securitization Corporation,
Revenue 2.57% (Liquidity Facility Merrill Lynch)	4,300,000	a	4,300,000

Total Investments (cost $246,527,185)	100.0%	246,527,410

Cash and Receivables (Net)	0.0%	73,394

Net Assets	100.0%	246,600,804

Summary of Abbreviations

ACA	American Capital Access
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limitied Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency

SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	77.9
AAA, AA, A b		Aaa, Aa, A b	AAA, AA, A b	4.3
Not Rated c		Not Rated c	Not Rated c	17.8
				100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate - subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)